Stock Based Compensation - Summary Of Black-Scholes Option-Pricing Model (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SPAC probability	95.00%
Remain private probability	5.00%
SPAC Market Value	$ 736
Conversion Ratio	2.056%
Expected annual dividend yield	0.00%	0.00%
Expected volatility	84.00%	51.78%
Risk-free rate of return	0.71%	0.75%
Expected option term (years)	1 year 4 months 24 days	5 years 11 months 23 days